SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Salaries and fees to officers	$ 604		$ 742	$ 3,758	$ 5,576
Share based compensation to employees and directors		[1]		1	23
Research and development expenses	20		116	369	1,938
Selling and marketing expenses	47		57	238	272
Related Parties and Officers [Member]
Related Party Transaction [Line Items]
Other accounts payables	101			89	139
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Total General and administrative expenses	179		213	1,130	1,871
Share based compensation to employees and directors	41			349	988
General and Administrative Expense [Member] | Directors Compensation [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	100		85	535	716
General and Administrative Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	$ 79		$ 128	595	1,155
Research and Development Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Research and development expenses					33
Selling and Marketing Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses					$ 33

[1]	Less than $1 thousand.